Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure Table
Adjustment To PEO Compensation, Footnote

The following table provides information on total compensation and compensation actually paid to our principal executive officer (“PEO”) and to our remaining named executive officers (“NEOs”) for the fiscal years ended December 31, 2025, 2024, and 2023, and the cumulative shareholder return on our Common Stock and our net income over the same time period.

Year	Summary Compensation Table Total for PEO Mark C. Hanna(1)	Summary Compensation Table Total for PEO Aubrey M. Wilkerson (2)	Compensation Actually Paid to PEO Mark C. Hanna(1)(2)	Compensation Actually Paid to PEO Aubrey M. Wilkerson(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5,6)	Net Income
2025	-	$754,389	-	$855,327	$548,548	$607,874	$139	$11,229,000
2024	-	$624,676	-	$640,150	$459,179	$466,328	$98	$7,285,000
2023	$964,061	$433,237	$939,249	$423,687	$362,878	$352,514	$89	$2,771,000

_________________

(1)	Mark C. Hanna was our PEO until April 2023 and all of 2022. Aubrey M. (Mike) Wilkerson was PEO beginning April 2023.

(2)	The following table sets forth the adjustments made during each year represented in the table above to arrive at compensation “actually paid” to our PEO during each of the years in question:

Adjustments to determine compensation “actually paid” for PEO, Mark C. Hanna	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	--	--	$(86,115)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	--	--	$0
Increase for fair value of awards granted during year that remained unvested at year-end	--	--	$74,363
Increase for fair value of awards granted during year that vested during year	--	--	$0
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	--	--	$(12,327	)(6)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	--	--	$(733	)(6)
Deduction for fair value of awards granted in a prior year that were forfeited during year	--	--	$0
Increase based upon incremental fair value of awards modified during year	--	--	$0
Increase based on dividends or other earnings paid during year prior to vesting	--	--	$0
Total Adjustments	--	--	$(24,812	)(6)
Adjustments to determine compensation “actually paid” for PEO, Aubrey M. Wilkerson	2025	2024		2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(109,488)	$(107,978)		$(39,738)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$0	$0		$0
Increase for fair value of awards granted during year that remained unvested at year-end	$163,013	$122,857		$34,315
Increase for fair value of awards granted during year that vested during year	$0	$0		$0
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	$48,956	$1,892	(6)	$(3,920	)(6)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	$(1,542)	$(1,297	)(6)	$(207	)(6)
Deduction for fair value of awards granted in a prior year that were forfeited during year	$0	$0		$0
Increase based upon incremental fair value of awards modified during year	$0	$0		$0
Increase based on dividends or other earnings paid during year prior to vesting	$0	$0		$0
Total Adjustments	$100,939	$15,474	(6)	$(9,550	)(6)

Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to determine compensation “actually paid” for non-PEO NEOs	2025	2024		2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(73,957)	$(49,953)		$(36,487)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$0	$0		$0
Increase for fair value of awards granted during year that remained unvested at year-end	$110,113	$56,836		$31,507
Increase for fair value of awards granted during year that vested during year	$0	$0		$0
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	$24,048	$1,246		$(5,084	)(6)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	$(877)	$(980	)(6)	$(302	)(6)
Deduction for fair value of awards granted in a prior year that were forfeited during year	$0	$0		$0
Increase based upon incremental fair value of awards modified during year	$0	$0		$0
Increase based on dividends or other earnings paid during year prior to vesting	$0	$0		$0
Total Adjustments	$59,326	$7,149	(6)	$(10,365	)(6)

Named Executive Officers, Footnote			During 2025 and 2024, our remaining NEOs consisted of Barton E. Black and Lisa F. Campbell. During 2023, our remaining NEOs consisted of Barton E. Black and Paul E. Eberly.
Additional 402(v) Disclosure [Text Block]

Total shareholder return is calculated assuming a fixed investment of $100 in the Common Stock based on the closing price on December 31, 2020, the last trading day prior to January 1, 2021, assuming reinvestment of dividends, through and including the end of each fiscal year.

PEO Name	Mark C. Hanna	Aubrey M. (Mike) Wilkerson	Aubrey M. (Mike) Wilkerson	Aubrey M. (Mike) Wilkerson
Non-PEO NEO Average Total Compensation Amount			$ 548,548	$ 459,179	$ 362,878
Non-PEO NEO Average Compensation Actually Paid Amount			607,874	466,328	352,514
Total Shareholder Return Amount			139,000	98,000	89,000
PEO Total Compensation Amount	$ 964,061		0	0
PEO Actually Paid Compensation Amount	$ 939,249		0	0
PEO Total Compensation Amount Second		$ 433,237	754,389	624,676
PEO Actually Paid Compensation Amount Second		$ 423,687	855,327	640,150
Net Income (Loss)			$ 11,229,000,000	$ 7,285,000,000	$ 2,771,000,000
Pay vs Performance Disclosure, Table

Pay versus Performance Table

The following table provides information on total compensation and compensation actually paid to our principal executive officer (“PEO”) and to our remaining named executive officers (“NEOs”) for the fiscal years ended December 31, 2025, 2024, and 2023, and the cumulative shareholder return on our Common Stock and our net income over the same time period.

Year	Summary Compensation Table Total for PEO Mark C. Hanna(1)	Summary Compensation Table Total for PEO Aubrey M. Wilkerson (2)	Compensation Actually Paid to PEO Mark C. Hanna(1)(2)	Compensation Actually Paid to PEO Aubrey M. Wilkerson(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5,6)	Net Income
2025	-	$754,389	-	$855,327	$548,548	$607,874	$139	$11,229,000
2024	-	$624,676	-	$640,150	$459,179	$466,328	$98	$7,285,000
2023	$964,061	$433,237	$939,249	$423,687	$362,878	$352,514	$89	$2,771,000

_________________

(1)	Mark C. Hanna was our PEO until April 2023 and all of 2022. Aubrey M. (Mike) Wilkerson was PEO beginning April 2023.

(2)	The following table sets forth the adjustments made during each year represented in the table above to arrive at compensation “actually paid” to our PEO during each of the years in question:

Adjustments to determine compensation “actually paid” for PEO, Mark C. Hanna	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	--	--	$(86,115)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	--	--	$0
Increase for fair value of awards granted during year that remained unvested at year-end	--	--	$74,363
Increase for fair value of awards granted during year that vested during year	--	--	$0
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	--	--	$(12,327	)(6)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	--	--	$(733	)(6)
Deduction for fair value of awards granted in a prior year that were forfeited during year	--	--	$0
Increase based upon incremental fair value of awards modified during year	--	--	$0
Increase based on dividends or other earnings paid during year prior to vesting	--	--	$0
Total Adjustments	--	--	$(24,812	)(6)

(3)	During 2025 and 2024, our remaining NEOs consisted of Barton E. Black and Lisa F. Campbell. During 2023, our remaining NEOs consisted of Barton E. Black and Paul E. Eberly.
(4)

The following table sets forth the adjustments made during each year represented in the table above to arrive at average compensation “actually paid” to our remaining NEOs during each of the years in question:

Adjustments to determine compensation “actually paid” for PEO, Aubrey M. Wilkerson	2025	2024		2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(109,488)	$(107,978)		$(39,738)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$0	$0		$0
Increase for fair value of awards granted during year that remained unvested at year-end	$163,013	$122,857		$34,315
Increase for fair value of awards granted during year that vested during year	$0	$0		$0
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	$48,956	$1,892	(6)	$(3,920	)(6)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	$(1,542)	$(1,297	)(6)	$(207	)(6)
Deduction for fair value of awards granted in a prior year that were forfeited during year	$0	$0		$0
Increase based upon incremental fair value of awards modified during year	$0	$0		$0
Increase based on dividends or other earnings paid during year prior to vesting	$0	$0		$0
Total Adjustments	$100,939	$15,474	(6)	$(9,550	)(6)

Adjustments to determine compensation “actually paid” for non-PEO NEOs	2025	2024		2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(73,957)	$(49,953)		$(36,487)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$0	$0		$0
Increase for fair value of awards granted during year that remained unvested at year-end	$110,113	$56,836		$31,507
Increase for fair value of awards granted during year that vested during year	$0	$0		$0
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	$24,048	$1,246		$(5,084	)(6)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	$(877)	$(980	)(6)	$(302	)(6)
Deduction for fair value of awards granted in a prior year that were forfeited during year	$0	$0		$0
Increase based upon incremental fair value of awards modified during year	$0	$0		$0
Increase based on dividends or other earnings paid during year prior to vesting	$0	$0		$0
Total Adjustments	$59,326	$7,149	(6)	$(10,365	)(6)

(5)

Total shareholder return is calculated assuming a fixed investment of $100 in the Common Stock based on the closing price on December 31, 2020, the last trading day prior to January 1, 2021, assuming reinvestment of dividends, through and including the end of each fiscal year.

(6)	Reflects correction of an error in the amount reported in the Company’s proxy statement for its 2025 annual meeting.